Schedule of commercial segment (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Customers B [Member]
IfrsStatementLineItems [Line Items]
Percentage of revenue in excess of 10%	0.00%	34.00%	19.00%
Customers C [Member]
IfrsStatementLineItems [Line Items]
Percentage of revenue in excess of 10%	0.00%	2.00%	18.00%
Customers A [Member]
IfrsStatementLineItems [Line Items]
Percentage of revenue in excess of 10%	100.00%	64.00%	63.00%